Shareholders' Equity	12 Months Ended
Dec. 31, 2020
Shareholders' Equity
Shareholders' Equity

14.   Shareholders’ Equity

Preferred Stock

The Company is authorized to issue 10,000,000 shares of preferred stock with a par value of $0.0001 per share with such designations, voting and other rights and preferences as may be determined from time to time by the Company’s board of directors. At December 31, 2020 and 2019, there were no shares of preferred stock issued or outstanding.

Class A Common Stock

The Company is authorized to issue 1,500,000,000 shares of Class A common stock with a par value of $0.0001 per share. At December 31, 2020, there were 664,183,318 shares of Class A common stock issued, excluding (i) 85,818,750 shares of Class A common stock available for future issuance under our MultiPlan Corporation 2020 Omnibus Incentive Plan, (ii) the 100,000,000 shares of Class A common stock issuable upon conversion of the Senior Convertible PIK Notes, and (iii) the 58,500,000 shares of Class A common stock issuable upon exercise of the warrants described below.

Except as otherwise required by law or as otherwise provided in any certificate of designation for any series of preferred stock, the holders of common stock will possess all voting power for the election of directors and all other matters requiring stockholder action and will be entitled to one vote per share on matters to be voted on by stockholders. The holders of our Class A common stock will at all times vote together as one class on all matters submitted to a vote of the common stock.

Class B Common Stock

Holders of Class B common stock had the right to elect all of the Company’s directors prior to a business combination. The shares of Class B common stock automatically converted into shares of Class A common stock at the time of the Transactions on a one-for-one basis.

Warrants

Each whole Public Warrant entitles the registered holder to purchase one share of our Class A common stock at a price of  $11.50 per share, subject to adjustment as discussed below, at any time commencing on November 7, 2020. Pursuant to the warrant agreement, a holder may exercise its Public Warrants only for a whole number of shares of our Class A common stock. This means only a whole public warrant may be exercised at a given time by a holder. The Public Warrants will expire at 5:00 p.m., New York City time, on October 8, 2025 or earlier upon redemption or liquidation.

If the Company calls the Public Warrants for redemption, management will have the option to require all holders that wish to exercise the Public Warrants to do so on a “cashless basis,” as described in the warrant agreement. The exercise price and number of shares of Class A common stock issuable upon exercise of the warrants may be adjusted in certain circumstances including in the event of a stock dividend, or recapitalization, reorganization, merger or consolidation. However, the warrants will not be adjusted for issuance of Class A common stock at a price below its exercise price. Additionally, in no event will the Company be required to net cash settle the warrants.

The Company may redeem the Public Warrants:

•	in whole and not in part;
•	at a price of $0.01 per warrant;
•	upon a minimum of 30 days’ prior written notice of redemption, or the 30‑day redemption period, to each warrant holder; and
•

if, and only if, the closing price of the Company’s  Class A common stock equals or exceeds $18.00 per share for any 20 trading days within a 30‑trading day period ending on the third trading day prior to the date on which we send the notice of redemption to the warrant holders.

The Public Warrants are classified as equity on the Company’s consolidated balance sheet.

The Private Placement Warrants (including the Class A common stock issuable upon exercise of the Private Placement Warrants) are not transferable, assignable or salable until (i) with respect to 4,800,000 Private Placement Warrants and pursuant to the terms of the Investor Rights Agreement, April 8, 2022 and (ii) with respect to all other Private Placement Warrants November 7, 2020, (except, among other limited exceptions, to our officers and directors and other persons or entities affiliated with the Sponsor) and they will not be redeemable by us so long as they are held by the Sponsor or its permitted transferees. The Sponsor, or its permitted transferees, has the option to exercise the Private Placement Warrants on a cashless basis and will be entitled to certain registration rights. Otherwise, the Private Placement Warrants have terms and provisions that are identical to those of the Public Warrants. If the Private Placement Warrants are held by holders other than the Sponsor or its permitted transferees, the Private Placement Warrants will be redeemable by us and exercisable by the holders on the same basis as the Public Warrants. All Private Placement Warrants held by the Sponsor or its permitted transferees are classified as a liability on the Company’s consolidated balance sheets.

In connection with the Transactions on July 12, 2020, the Sponsor loaned us an unsecured promissory note (the "Note") in the principal amount of $1.5 million. The Note had no interest and was repayable in full upon the closing of the Transactions. The Sponsor also had the option to convert any unpaid balance of the Note into Working Capital Warrants equal to the principal amount of the Note. The Sponsor elected to convert the full balance of the Note, in the principal amount of $1.5 million, into 1,500,000 Working Capital Warrants. The Working Capital Warrants have identical terms to the Private Placement Warrants. All Working Capital Warrants held by the Sponsor or its permitted transferees are classified as a liability on its consolidated balance sheets.

In connection with the Transactions described in Note 4 The Transactions, the Company issued PIPE Warrants on terms identical to the terms of the Private Placement Warrants, other than the redemption feature exists for all holders of the PIPE warrants. Each whole PIPE warrant entitles the holder to purchase one share of our Class A common stock at a price of $12.50 per share. The PIPE warrants are classified as equity on the Company’s consolidated balance sheets.

As of December 31, 2020, we had warrants to purchase an aggregate of 58,500,000 shares of Class A common stock outstanding, consisting of: (a) the Public Warrants (warrants to purchase an aggregate of 27,500,000 shares of Class A common), (b) the Private Placement Warrants (warrants to purchase an aggregate of 23,000,000 shares of Class A common stock), (c) the Working Capital Warrants (warrants to purchase an aggregate of 1,500,000 shares of Class A common stock) and (d) the PIPE Warrants (warrants to purchase an aggregate of 6,500,000 shares of Class A common stock).

Additional paid-in capital

Additional paid-in capital is reported in the shareholders’ equity section of the balance sheet and corresponds to the cash that shareholders have given the Company in exchange for stock. The changes in additional paid-in capital are mainly due to (i) the effect of the reverse recapitalization part of the Transactions in 2020, and (ii) stock-based compensation expenses.

Treasury stock

During 2020, a subsidiary of the Company purchased 9,094,876 shares to be held in treasury for the purpose of facilitating the Transactions for a total amount of $100.6 million excluding fees and commissions. Prior to the consummation of the Transactions, this investment was accounted for as equity securities with a readily determinable fair value and carried at fair value with changes in fair value recorded in “loss on investments” in the consolidated statements of (loss) income and comprehensive (loss) income. Upon the consummation of the Transactions, the fair value of the shares of $89.5 million was recorded as a reduction to shareholder’s equity.

In addition, the Company repurchased 13,087 shares of Class A common stock in payment of withholding taxes upon the vesting of stock based compensation awards for a total amount of $0.1 million.

At December 31, 2020 and 2019, there were 9,107,963 and no shares of Class A common stock held in treasury, respectively.